Right-of-use assets	6 Months Ended
Jun. 30, 2025
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Right-of-use assets

Note 6. Right-of-use assets

Details of Right-of-use assets

Under the provision of IFRS 16 “Leases”, the Company recognizes a right of use asset and lease liability on the statement of financial position.

The breakdown of right-of-use assets is as follows:

	Building lease		Office and laboratory equipment		Total
	$ in thousands
Net book value as of January 1, 2024	30,602	-	7,457	-	38,060
Depreciation & impairment expense	(2,384)		(1,610)		(3,994)
Translation adjustments	(359)		(35)		(395)
Net book value as of June 30, 2024	27,859		5,812		33,671
Gross value at end of period	51,156		17,858		69,014
Accumulated depreciation and impairment at end of period	(23,297)		(12,046)		(35,343)

Net book value as of January 1, 2025	25,593		4,375		29,968
Depreciation & impairment expense	(2,452)		(1,318)		(3,770)
Translation adjustments	1,145		40		1,185
Net book value as of June 30, 2025	24,287		3,097		27,383
Gross value at end of period	53,692		18,318		72,010
Accumulated depreciation at end of period	(29,405)		(15,221)		(44,626)